Equity-Based Compensation - Summary of Incentive Units Activity (Details) - Incentive Units - shares	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Units [Line Items]
Outstanding, Beginning Balance	10,262,781	7,945,993	7,841,743
Granted	5,980,675	3,401,538	1,020,000
Exercised	0	0	0
Forfeited	(2,976,250)	(1,084,750)	(915,750)
Outstanding, Ending Balance	13,267,206	10,262,781	7,945,993
Vested, September 29, 2018	3,196,606	1,993,273	1,163,512
Vested, September 28, 2019	3,196,606	1,993,273	1,163,512
Vested, October 3, 2020	3,196,606	1,993,273	1,163,512